Note 1 - Nature of Operations and Accounting Policies	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 - Nature of Operations and Accounting Policies

Investors Heritage Capital Corporation is the holding company of Investors Heritage Life Insurance Company; Investors Heritage Printing, Inc., a printing company; Investors Heritage Financial Services Group, Inc., an insurance marketing company; is the sole member of At Need Funding, LLC, a limited liability company that provides advance funding of funerals in exchange for the irrevocable assignment of life insurance policies from other nonaffiliated companies; and is the sole member of Heritage Funding, LLC, a limited liability company that invests in various business ventures. These entities are collectively hereinafter referred to as the "Company". In excess of 99% of Investors Heritage Capital’s consolidated revenue is generated by Investors Heritage Life.

The Company's operations involve the sale and administration of various insurance and annuity products, including, but not limited to, participating and non-participating whole life, limited pay life, universal life, annuity contracts, credit life, credit accident and health and group insurance policies. The principal markets for the Company's products are in Kentucky, North Carolina, Georgia, Indiana, Michigan, Ohio, Pennsylvania, South Carolina, Tennessee, Texas and Virginia.

Basis of Presentation: The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation: The consolidated financial statements include the accounts of the wholly-owned subsidiaries of Investors Heritage Capital, which are Investors Heritage Life and its subsidiary, Investors Underwriters, Inc., Investors Heritage Printing, Investors Heritage Financial, At Need Funding and Heritage Funding. Intercompany transactions are eliminated in the Company's consolidated financial statements.

Use of Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investments: The Company classifies all fixed maturities and equity securities as available-for-sale. Securities classified as available-for-sale are carried at fair value with unrealized appreciation (depreciation) relating to temporary market value changes recorded as an adjustment to other comprehensive income (loss), net of adjustments to deferred acquisition costs and federal income taxes.

Premiums and discounts on fixed maturity investments are amortized into income using the interest method. Anticipated prepayments on mortgage-backed securities are considered in the determination of the effective yield on such securities. If a difference arises between anticipated prepayments and actual prepayments, the carrying amounts of the investments are adjusted with a corresponding charge or credit to interest income.

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate, as discussed in further detail in Note 2 to the consolidated financial statements.

If an other-than-temporary impairment occurs with respect to a bond, the reduced book value is amortized back to the security’s expected recovery value over the remaining term of the bond. The Company continues to review the security for further impairment that would prompt another write-down in the value.

Mortgage loans are carried at their aggregate principal balance, adjusted for any unamortized premium or discount.

Policy loans are carried at their aggregate principal balance.

State-guaranteed receivables represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. The state-guaranteed receivables are carried at their amortized cost basis.

Other invested assets include real estate investments and notes receivable. Real estate investments are carried at cost less accumulated depreciation. Notes receivable are carried at their aggregate principal balance.

Short-term investments represent securities with maturity dates within one year but exceeding three months. These securities are carried at amortized cost, which approximates fair value.

Cash equivalents include money market funds on deposit at various financial institutions with contractual maturity dates within three months at the time of purchase.

Deferred Acquisition Costs: Commissions and other acquisition costs, which vary with and are primarily related to the production of new business, are deferred and amortized over the life of the related policies (refer to Revenues and Expenses discussed later regarding amortization methods). Recoverability of deferred acquisition costs is evaluated periodically by comparing the current estimate of the present value of expected pretax future profits to the unamortized asset balance. If this current estimate is less than the existing balance, the difference is charged to expense.

Deferred acquisition costs related to annuities and universal life insurance products are deferred to the extent deemed recoverable and amortized in relation to the present value of actual and expected gross profits on the policies. To the extent that realized gains and losses on fixed income securities result in adjustments to deferred acquisition costs related to annuities, such adjustments are reflected as a component of the amortization of deferred acquisition costs.

Deferred acquisition costs related to annuities and universal life insurance products are also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in the change in net unrealized appreciation (depreciation) on available-for-sale securities, a component of "Accumulated Other Comprehensive Income (Loss)" in the stockholders' equity section of the balance sheet.

Value of Business Acquired: Value of business acquired represents the estimated value assigned to the insurance in force of the assumed policy obligations at the date of acquisition of a block of policies. Amortization of value of business acquired recognized in 2014 and 2013 totaled $85,019 and $127,611, respectively. Accumulated amortization was $620,319 and $535,300 at December 31, 2014 and 2013, respectively. Estimated annual amortization will be approximately $76,000, $70,000, $63,000, $44,000, and $13,000 in 2015 through 2019, respectively.

Property and Equipment: Property and equipment is carried at cost less accumulated depreciation, using principally the straight-line method. Accumulated depreciation on property and equipment was $3,860,908 and $3,728,657 at December 31, 2014 and 2013, respectively.

Capital Leases: During 2014, the Company entered into five new capital leases totaling $13,450 at inception. During 2013, the Company entered into four new capital leases totaling $752,861 at inception. One of the 2013 leases included a sale-leaseback transaction with a non-affiliated third party whereby the Company sold certain leasehold improvement assets with a depreciated book value totaling $670,048. The Company then leased these assets back from the third party over three years under a dollar buyout lease. The total monthly payment on this lease is $21,863.

Total lease payments for 2014 and 2013 relating to previously existing capital leases were $501,379 and $352,775, respectively. Future minimum lease payments for 2015 through 2019 are $331,392; $256,637; $6,520; $632; and $0, respectively. The present value of net minimum lease payments at December 31, 2014 was $553,028, which is equal to the total future minimum lease payments of $595,181 less imputed interest of $42,153. Accumulated amortization on the leased property was $992,449 and $586,237 at December 31, 2014 and 2013, respectively.

Cash Value of Company-Owned Life Insurance: The Company holds life insurance policies on key members of the organization. These policies are reported at the current cash surrender values of the policies.

Benefit Reserves and Policyholder Deposits: Reserves on traditional life and accident and health insurance products are calculated using the net level premium method based upon estimated future investment yields, mortality, withdrawals and other assumptions, including dividends on participating policies. The assumptions used for prior year issues are locked in. Current year issues are reserved using updated assumptions determined by reviewing the Company's past experience and include a provision for possible unfavorable deviation.

Benefit reserves and policyholder deposits on universal life and investment-type products are determined by using the retrospective deposit method and represent the policy account value before consideration of surrender charges. In addition, unearned revenues are included as a part of the benefit reserve.

The mortality assumptions for regular ordinary business are based on the 1955-60 Basic Table, Select and Ultimate, for plans issued prior to 1982; the 1965-70 Basic Table, Select and Ultimate, for plans issued in 1982 through 1984; the 1975-80 Basic Table, Select and Ultimate, for plans issued after 1984; the 2001 Valuation Basic Table, Select and Ultimate, for plans issued after 2008; and on the Company's experience for final expense and preneed plans.

Reinsurance: The Company assumes and cedes reinsurance under various agreements providing greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and providing additional capacity for growth. Amounts recoverable from reinsurers are estimated in a manner consistent with the related liabilities associated with the reinsured policies. At December 31, 2014 and 2013, amounts recoverable from reinsurers were $55,910,993 and $55,669,088, respectively. These amounts included reserves ceded to reinsurers of $55,154,752 and $54,256,096 at December 31, 2014 and 2013, respectively.

Unearned Premium Reserves: Credit life unearned premium reserves are calculated for level and reducing coverage certificates using the monthly pro rata and Rule of 78's methods, respectively. Credit accident and health unearned premium reserves are determined based upon the Rule of 78's.

Policy Claims: Policy claims are based on reported claims plus estimated incurred but not reported claims developed from trends of historical data applied to current exposure.

At December 31, 2014 and 2013, the Company’s policy claims liability includes an estimate of $940,600 and $1,679,764, respectively, for outstanding claims relative to a comparison of our life insurance policies against the Social Security Death Master File. This comparison was performed in compliance with a recently enacted Kentucky state law which follows a model law adopted by the National Conference of Insurance Legislators. This amount primarily affects the traditional and universal life segment, along with a much smaller impact on the final expense portion of the preneed and burial segment. The Company is in the process of researching the potential matches to determine that a valid claim exists, to locate beneficiaries and to pay benefits accordingly.

Liability for Deposit-Type Contracts: Liability for deposit-type contracts consists of supplemental contracts without life contingencies, premium deposit funds and dividends and endowments left on deposit at interest.

Participating Policies: Participating business approximates 15% and 17% of ordinary life insurance in force at December 31, 2014 and 2013, respectively. Premiums relative to participating business comprised approximately 3% of net premiums for the years ended December 31, 2014 and 2013. Participating dividends are accrued as declared by the Board of Directors of Investors Heritage Life. For participating policies that are not a part of the Texas Memorial Life or Memorial Service Life policy acquisitions, the liability for future policy benefits for participating policies was determined based on the Net Level Premium Reserve Method, 3% interest, and the 1941 CSO Mortality and 1958 CSO Mortality tables. All guaranteed benefits were considered in calculating these reserves. Deferred acquisition costs are amortized in proportion to expected gross profits.

The liability for future policy benefits of the Texas Memorial Life and Memorial Service Life blocks of participating business was determined based on the 2001 CSO and 1980 CSO Mortality tables, respectively. While these policies are participating, no future dividends are anticipated on this block of policies.

The average assumed investment yields used in determining expected gross profits ranged from 3.56% to 9.17% (for the current and all future years, an assumed investment yield of 4.50% was utilized).

Federal Income Taxes: The Company utilizes the liability method to account for income taxes. Under such method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates.

Revenues and Expenses: Revenues on traditional life and accident and health insurance products consist of direct and assumed premiums reported as earned when due. Liabilities for future policy benefits, including unearned premium reserves on accident and health policies and unreleased profits on limited-pay life policies, are provided and acquisition costs are amortized by associating benefits and expenses with earned premiums to recognize related profits over the life of the contracts. Acquisition costs are amortized over the premium paying period using the net level premium method. Traditional life insurance products are treated as long duration contracts since they are ordinary whole life insurance products, which generally remain in force for the lifetime of the insured. The accident and health insurance products are treated as long duration contracts because they are non-cancelable.

Revenues for universal life and investment-type products consist of investment income and policy charges for the cost of insurance and policy initiation and administrative fees. Expenses include interest credited to policy account balances, actual administrative expenses and benefit payments in excess of policy account balances.

Other income consists principally of third party administrative service fees along with servicing and administration fees relative to credit insurance administered for our reinsurers.

Common Stock and Earnings per Share: The par value per share is $1.00 with 4,000,000 shares authorized. Earnings per share of common stock were computed based on the weighted average number of common shares outstanding during each year. The weighted average number of shares outstanding during 2014 and 2013 were 1,126,365 and 1,137,156 shares, respectively. The Company paid cash dividends per share of $0.20 and $0.25 in 2014 and 2013, respectively.

Subsequent Events: Management has evaluated all events subsequent to December 31, 2014 through the date that these consolidated financial statements were available to be issued.

New Accounting Standards: In May 2014, the Financial Accounting Standards Board (“FASB”) issued guidance regarding accounting for revenue recognition that identifies the accounting treatment for an entity’s contracts with customers. Certain contracts, including insurance contracts, are specifically excluded from this guidance. This guidance is effective for public entities for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period.  The Company has not yet adopted this guidance, but it is not expected to have a material impact on its financial position, cash flows or results of operations.

In August 2014, the FASB issued guidance that requires management to evaluate whether there are concerns or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date the financial statements are issued. Disclosures are required when certain criteria are met. This guidance is effective for annual periods ending after December 15, 2016 and for annual periods and interim periods thereafter. The Company has not yet adopted this guidance, but it is not expected to have a material impact on the consolidated financial statements.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. The Company has not yet adopted this guidance, but it is not expected to have a significant impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2014, the FASB issued updated guidance that changes the criteria for reporting discontinued operations and introduces new disclosures. The new guidance is effective prospectively to new disposals and new classifications of disposal groups as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Early adoption is permitted for new disposals or new classifications as held for sale that have not been reported in financial statements previously issued or available for issuance. The Company has not yet adopted this guidance, but it is not expected to have a significant impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

All other new accounting standards and updates of existing standards issued through the date of this filing were considered by management and did not relate to accounting policies and procedures pertinent to the Company at this time or were not expected to have a material impact to the consolidated financial statements.